Consolidated Balance Sheets (Unaudited)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 363,440,412	$ 50,769,761	¥ 32,431,081
Restricted cash	468,526	65,449	418,722
Accounts receivable, net	507,688	70,920	572,803
Inventories, net	35,850,932	5,008,093	29,866,418
Prepayments	8,652,263	1,208,653	4,606,066
Cryptocurrencies	776,702,624	108,499,235	242,889,085
Other current assets	52,122,427	7,281,092	55,858,433
Total current assets	1,237,744,872	172,903,203	366,642,608
Non-current assets:
Long-term investment	2,000,000	279,384
Property, plant and equipment, net	188,159,300	26,284,372	197,341,915
Intangible assets, net	46,252,522	6,461,113	46,745,444
Operating lease right-of-use assets	3,572,268	499,018	5,203,525
Total non-current assets	239,984,090	33,523,887	249,290,884
TOTAL ASSETS	1,477,728,962	206,427,090	615,933,492
Current liabilities:
Short-term debts	33,000,000	4,609,840	18,000,000
Current portion of long-term debts	6,120,000	854,916	5,350,000
Convertible notes denominated in Bitcoin	470,948,166	65,787,747
Accounts payable	23,204,810	3,241,529	18,101,451
Advance from customers	95,626,084	13,358,210	98,895,905
Operating lease liabilities, current	1,019,231	142,379	1,914,109
Other current liabilities	53,026,502	7,407,384	67,163,217
Total current liabilities	682,944,793	95,402,005	209,424,682
Non-current liabilities:
Long-term debts	173,479,763	24,233,756	170,683,636
Operating lease liabilities, non-current	2,222,688	310,492	2,917,350
Total non-current liabilities	175,702,451	24,544,248	173,600,986
Total liabilities	858,647,244	119,946,253	383,025,668
Shareholders’ equity:
Additional paid-in capital	1,180,185,753	164,862,648	780,499,664
Accumulated deficit	(572,273,282)	(79,942,067)	(565,218,741)
Statutory reserves	6,647,109	928,549	6,647,109
Accumulated other comprehensive income	6,805,404	950,661	8,647,353
Total Nano Labs Ltd shareholders’ equity	621,685,350	86,844,544	230,789,121
Noncontrolling interests	(2,603,632)	(363,707)	2,118,703
Total shareholders’ equity	619,081,718	86,480,837	232,907,824
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,477,728,962	206,427,090	615,933,492
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares	283,472	39,599	176,842
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares	¥ 36,894	$ 5,154	¥ 36,894